Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
(8)	Employee Benefit Plan
The Company sponsors a 401(k) defined contribution plan (“401(k) Plan”) for its eligible employees. This 401(k) Plan provides for tax-deferred
salary deductions for all eligible employees. Employee contributions are voluntary. Employees may contribute the maximum amount allowed by law, as limited by the annual maximum amount as determined by the Internal Revenue Service. The Company may match employee contributions in amounts to be determined at the Company’s sole discretion. The Company made no contributions to the 401(k) Plan for the years ended December 31, 2021 and 2020.